New Standards Adopted as at April 1, 2018 - Schedule of Original and New Measurement Categories (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Category Value		$ 350,445	$ 358,213
Category Value		345,781	358,213
Category Value		372,681	357,986
Category Value		$ 366,113	$ 341,583
Total Borrowings (Excluding Convertible Notes)
Statement Line Items [Line Items]
Category		Amortized cost	Amortized cost
Category Value		$ 212,479	$ 190,936
Category		Amortized cost	Amortized cost
Category Value		$ 205,911	$ 174,533
Convertible Notes
Statement Line Items [Line Items]
Category	[1]	Financial Liabilities at FVTPL	Financial Liabilities at FVTPL
Category Value		$ 68,349	$ 86,010
Category	[1]	Financial Liabilities at FVTPL	Financial Liabilities at FVTPL
Category Value		$ 68,349	$ 86,010
Trade and Other Payables
Statement Line Items [Line Items]
Category		Amortized cost	Amortized cost
Category Value		$ 83,487	$ 72,142
Category		Amortized cost	Amortized cost
Category Value		$ 83,487	$ 72,142
Acceptances
Statement Line Items [Line Items]
Category		Amortized cost	Amortized cost
Category Value		$ 8,366	$ 8,898
Category		Amortized cost	Amortized cost
Category Value		$ 8,366	$ 8,898
Cash and Cash Equivalents
Statement Line Items [Line Items]
Category		Loans and Receivables	Loans and Receivables
Category Value		$ 89,117	$ 87,762
Category		Amortized cost	Amortized cost
Category Value		$ 89,117	$ 87,762
Restricted Deposits
Statement Line Items [Line Items]
Category		Loans and Receivables	Loans and Receivables
Category Value		$ 56,614	$ 7,468
Category		Amortized cost	Amortized cost
Category Value		$ 56,614	$ 7,468
Investment at Fair Value
Statement Line Items [Line Items]
Category		Available for sale financial assets
Category Value		$ 1,042
Category	[1]	Financial assets at FVTPL
Category Value		$ 1,042
Investment at Amortised Cost
Statement Line Items [Line Items]
Category		Available for sale financial assets
Category Value		$ 2,650
Category	[2]	Financial assets at FVTOCI
Category Value		$ 2,650
Investments in Equity Instruments
Statement Line Items [Line Items]
Category			Available for sale financial assets
Category Value			$ 27,257
Category	[2]		Financial assets at FVTOCI
Category Value			$ 27,257
Trade Receivables
Statement Line Items [Line Items]
Category		Trade Accounts Receivables	Loans and Receivables
Category Value		$ 71,129	$ 235,726
Category		Amortized cost	Amortized cost
Category Value		$ 71,129	$ 235,726
Trade Receivables #2
Statement Line Items [Line Items]
Category		Trade Accounts Receivables
Category Value		$ 125,229
Category	[2]	Financial assets at FVTOCI
Category Value		$ 125,229

[1]	Fair value through profit and loss.
[2]	Fair value through other comprehensive income.